Cover	Jan. 25, 2023
Cover [Abstract]
Entity Registrant Name	UNITED HEALTH PRODUCTS, INC.
Entity Central Index Key	0001096938
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 25, 2023
Entity Incorporation State Country Code	NV
Entity File Number	000-27781
Entity Tax Identification Number	84-1517723
Entity Address Address Line 1	526 Commerce Circle
Entity Address Address Line 2	Suite 120
Entity Address City Or Town	Mesquite
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89027
City Area Code	475
Local Phone Number	755-1005
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false